SCHEDULE OF INVENTORY NET (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 4,048	$ 4,722
Raw materials	9,658	10,549
Work-in-process	4,085	4,818
Inventory, subtotal	17,791	20,089
Less: inventory impairment provision	(7,765)	(8,944)
Inventory, net	$ 10,026	$ 11,145